Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Nine Months Ended September 30, 2013
Expected volatility	258.74%
Expected life of option	6.20 Years
Risk free interest rate	1.13%
Expected dividend yield	0%

Expected volatility	246.4%
Expected life of option	6.13 Years
Risk free interest rate	1.25%
Expected dividend yield	0.0%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options, Non-employee Stock Options and unvested Stock Options

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,330,360	0.57
Exercised	-	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	(612,500)	1.20
Outstanding at September 30, 2013	4,493,065	0.76
Exercisable at September 30, 2013	2,054,728	$0.80

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,684,960	0.58
Exercised	(150,000)	0.08
Expired or canceled, during the period	(580,000)	1.07
Forfeited, during the period	(1,350,375)	1.26
Outstanding at December 31, 2013	4,129,790	0.74
Exercisable at December 31, 2013	2,241,353	$0.78

Non-Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options, Non-employee Stock Options and unvested Stock Options

	Number of Options	Weighted Average Exercise Price
Non-Employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Exercised	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	-
Outstanding at September 30, 2013	200,000	0.93
Exercisable at September 30, 2013	200,000	$0.93

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Forfeited, during the period	(300,000)	1.21
Expired or canceled, during the period	(450,000)	1.00
Outstanding at December 31, 2013	200,000	0.93
Exercisable at December 31, 2013	200,000	$0.93

Schedule of restricted stock award and non-employee stock option activity
	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee:
Outstanding at December 31, 2012	925,000	$0.80
Granted	250,000	0.74
Vested	(50,000)	0.61
Outstanding at December 31, 2013	1,125,000	$0.42

Unvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options, Non-employee Stock Options and unvested Stock Options

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,330,360	0.57
Vested	(353,114)	0.97
Expired or canceled, during the period	(300,000)	1.21
Forfeited, during the period	(592,500)	0.90
Unvested stock options outstanding at September 30, 2013	2,438,337	$0.69

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,684,960	0.57
Vested	(799,739)	0.80
Forfeited, during the period	(1,350,375)	0.90
Unvested stock options outstanding at December 31, 2013	1,888,437	$0.57

Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock award and non-employee stock option activity

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.68
Granted	5,630,000	0.53
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2013	10,805,000	$0.60

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.61
Granted	5,730,000	0.52
Vested	50,000	0.61
Outstanding at December 31, 2013	10,855,000	$0.56